Statements of Cash Flows - Reconciliation of Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		₩ 11,402,502	₩ 11,808,609
Cash flows		(917,826)	(852,272)
Exchange rate changes	[1]	(31,078)	179,773
Fair value changes		16,549	(163,051)
Other changes		250,000	429,443
Ending balance		10,720,147	11,402,502
Short-term borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		100,000
Cash flows		30,000	100,000
Ending balance		130,000	100,000
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		515,600	718,078
Cash flows		(12,500)	(202,500)
Other changes		25	22
Ending balance		503,125	515,600
Debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		8,511,280	8,325,643
Cash flows		(246,201)	725
Exchange rate changes	[1]	(31,078)	179,773
Other changes		(20,097)	5,139
Ending balance		8,213,904	8,511,280
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		1,637,951	1,611,433
Cash flows		(372,834)	(381,347)
Other changes		260,681	407,865
Ending balance		1,525,798	1,637,951
Long-term payables – other [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		907,720	1,260,453
Cash flows		(369,150)	(369,150)
Other changes		9,391	16,417
Ending balance		547,961	907,720
Derivative financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		748	9,212
Fair value changes		(127)	(8,464)
Ending balance		621	748
Derivative financial assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		(270,797)	(116,210)
Cash flows		52,859
Fair value changes		16,676	(154,587)
Ending balance		₩ (201,262)	₩ (270,797)

[1]	The effect of changes in foreign exchange rates for financial liabilities at amortized cost.